RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - LEVEL 3 DERIVATIVE INSTRUMENTS (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2015 CAD CAD / bbl CAD / MMBTU CAD / gal CAD / MWh	Dec. 31, 2014 CAD
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD (4,748)	CAD (2,364)
Level 3
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	54	CAD 149
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD (2)
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	2.89
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	4.26
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	3.53
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD 8
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	0.21
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	1.28
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	0.87
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD (148)
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MWh	30.00
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MWh	73.76
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MWh	53.44
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD (69)
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	2.04
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	5.69
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	3.14
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD 132
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	28.59
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	87.40
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	51.71
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD 3
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	0.21
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	1.67
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	0.74
Option model valuation technique | Level 3 | Commodity Options | Crude oil
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD 51
Option model valuation technique | Level 3 | Commodity Options | Crude oil | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	26.00%
Option model valuation technique | Level 3 | Commodity Options | Crude oil | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	37.00%
Option model valuation technique | Level 3 | Commodity Options | Crude oil | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	32.00%
Option model valuation technique | Level 3 | Commodity Options | NGL
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD 79
Option model valuation technique | Level 3 | Commodity Options | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	13.00%
Option model valuation technique | Level 3 | Commodity Options | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	74.00%
Option model valuation technique | Level 3 | Commodity Options | NGL | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	34.00%